As filed with the Securities and Exchange Commission on February 28, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-21487

RMK Strategic Income Fund, Inc.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: March 31, 2007

Date of reporting period: December 31, 2006

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 18.3% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 13.7%
2,000,000	CDO Repack SPC Ltd. 2006-BRGA, Zero Coupon Bond 12/20/51	1,920,000
3,827,724	E-Trade 2004-1A, 2.000% 1/10/40	3,866,001
4,000,000	Fiorente Funding 2006-1A M1, Zero Coupon Bond 11/4/56 (a)	3,540,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46	3,780,000
3,610,159	High Income Trust Securities 2003-1A B, 5.875% 11/06/37 (a)	2,538,917
2,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	1,870,000
3,000,000	Kodiak CDO 2006-1A G, 8.919% 8/7/37 (a)	2,925,000
2,500,000	Lincoln Avenue ABS CDO Ltd., 8.700% 7/5/46 (a)	2,487,500
2,000,000	Linker Finance PLC 16A E, 8.850% 5/19/45 (a)	1,950,000
3,000,000	Millstone III-A CDO Ltd., 4.300% 7/5/46	2,910,000
1,994,733	Orchid Structured Finance 2006-3A E, 9.120% 1/6/46 (a)	1,954,838
3,000,000	Palmer Square 2A CN, 5.966% 11/2/45 (a)	2,970,000
2,400,000	Restructured Asset Backed 2003-3A A3, 6.143% 1/29/22 (a)	2,002,056
3,000,000	Rutland Rated Investments MB06-4A E, Zero Coupon Bond 5/28/46 (a)	2,958,600
4,000,000	Taberna Preferred Funding, Ltd. 2006-6A, 6.100% 12/5/36 (a)	3,977,600
3,000,000	Taberna Preferred Funding, Ltd. 2006-7A C1, Zero Coupon Bond 2/5/37 (a)	2,952,000
2,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	2,000,000
1,500,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	1,380,000
2,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41(a)	2,050,000

		$50,032,512

	Credit Cards - 0.5%
2,000,000	North Street Referenced Linked Notes 2000-2A B, 6.426% 10/30/11 (a)	1,870,000
	Equipment Leases - 0.8%
2,880,114	Aviation Capital Group Trust 2005-3A C1, 8.600% 12/25/35 (a)	2,937,716
	Home Equity Loans (Non-High Loan-To-Value) - 3.1%
1,000,000	Aegis Asset Backed Securities Trust 2004-2 B3, 9.100% 6/25/34	995,000
1,000,000	Asset Backed Securities 2005-HE1 M10, 6.824% 3/25/35	929,060
2,099,362	Equifirst Mortgage Loan Trust 2003-1 M3, 9.100% 12/25/32	2,099,387
452,021	Heat Equity Asset Trust 2003-4 B1, 9.350% 10/25/33	457,671
626,358	Home Equity Asset Trust 2003-4 B1, 9.350% 10/25/33	618,948
3,915,000	Lake Country Mortage Loan Trust 2006 - HE1 M8, 8.570% 7/25/34 (a)	3,261,704
2,000,000	Meritage Mortgage, 8.350% 1/25/36 (a)	1,620,000
1,500,000	Park Place Securities 2004-WCW2 M9, 8.850% 10/25/34	1,455,000

		$11,436,770

	Manufactured Housing - 0.2%
818,617	Mid-State Trust 2005-1 B, 7.758% 1/15/40	830,601

Total Asset-Backed Securities - Investment Grade (cost $67,018,364)		$67,107,599

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 34.5% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 1.6%
2,813,166	Antares Funding LP, 13.413% 12/14/11 (a)	3,010,088
2,000,000	Goldman Sachs Asset Management CBO II 2A D1, 11.620% 11/5/12 (a)	2,043,340
2,451,074	Helios Series I Multi Asset CBO, Ltd. 1A C, 8.109% 12/13/36 (a)	931,408

		$5,984,836

	Collateralized Debt Obligations (“CDO”) - 15.7%
3,000,000	Acacia CDO I Ltd. 10A, 3.700% 9/7/46 (a)	1,368,300
4,000,000	Aladdin CDO I Ltd. 2006-3A, 10.365% 10/31/13 (a)	1,880,000
2,000,000	Alesco Preferred Funding Ltd. 13A I, Zero Coupon Bond 9/23/37	1,928,900
3,000,000	Attentus CDO Ltd. 2006-2A, Zero Coupon Bond 10/9/41	2,916,000
2,000,000	Attentus CDO Ltd. 2006-2A F1, 10.368% 10/9/41 (a)	1,950,000
4,000,000	Dillon Read CDO Ltd. 2006-1A, Zero Coupon Bond 12/5/46 (a)	3,496,520
3,500,000	Diversified Asset Securitization 2 1A B1, 9.712% 9/15/35 (a)	1,855,000
3,000,000	Dryden Leveraged Loan CDO 2005-9A, Zero Coupon Bond 9/20/19	2,550,000
3,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	1,650,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investment

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,000,000	Global Leveraged Capital Credit 2006-1A, Zero Coupon Bond 12/20/18 (a)	3,000,000
2,000,000	GSC Partners CDO Fund Ltd. 2006-7A, 5.075% 5/25/20 (a)	2,035,000
2,896,163	Hewett’s Island 2004-1A, 12.390% 12/15/16	2,794,797
2,000,000	Jazz CDO BV III-A EB, 10.713% 9/26/14 (a)	2,000,000
13,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.365% 4/30/14 (a)	6,110,000
999,837	Knollwood CDO Ltd. 2006-2A E, 11.373% 7/13/46 (a)	999,837
3,000,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	2,760,000
4,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	3,700,000
1,931,858	MKP 4A CS, 2.000% 7/12/40 (a)	1,861,152
3,000,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	3,031,800
1,897,451	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/15 (a)	1,853,696
2,000,000	Trapeza CDO I LLC 2006-11A, Zero Coupon Bond 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
2,000,000	Tropic CDO 2006-5A C1, Zero Coupon Bond 7/15/36	1,894,000
2,000,000	Veritas 2006-2A, 15.000% 7/11/20 (a)	1,920,000

		$57,475,002

	Collateralized Loan Obligations (“CLO”) - 2.1%
1,000,000	Flagship CLO 2005-4I, Zero Coupon Bond 6/1/17	946,250
2,000,000	Latitude CLO Ltd. 2005-1X, 8.200% 12/15/17	1,857,500
1,000,000	Ocean Trails CLO 2006-1A, Zero Coupon Bond 10/12/20	965,000
2,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21 (a)	1,920,000
2,000,000	Telos CLO Ltd. 2006-1A, Zero Coupon Bond 10/11/21 (a)	1,970,000

		$7,658,750

	Commercial Loans - 0.5%
3,000,000	Merrill Lynch Mortgage 1998-C1 F, 6.250% 11/15/26	1,830,480
	Equipment Leases - 6.3%
8,569,000	Aerco Limited 1X C1, 6.700% 7/15/23	3,363,333
5,685,998	Aerco Limited 2A B2, 6.400% 7/15/25 (a)	2,842,999
9,574,776	Aerco Limited 2A C2, 7.400% 7/15/25 (a)	3,351,172
4,000,000	Aircraft Finance Trust 1999-1A A1, 5.830% 5/15/24 (a)	2,830,000
2,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.900% 3/15/19	1,302,500
757,422	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	545,344
1,062,935	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	786,572
4,054,427	DVI Receivables Corp. 2002-1 A3A, 5.800% 6/11/10	2,169,119
5,000,000	Lease Investment Flight Trust 1 A1, 5.740% 7/15/31	3,556,250
4,000,000	Pegasus Aviation Lease Securitization 2001-1A A1, 5.830% 5/10/31 (a)	2,470,000

		$23,217,289

	Franchise Loans - 0.2%
1,000,000	Falcon Franchise Loan 2001-1 F, 6.500% 1/5/23	504,510
	Home Equity Loans (Non-High Loan-To-Value) - 8.0%
787,307	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	763,687
6,779,749	ACE Securities Corp. 2004-HE1 B, 8.820% 3/25/34	2,207,527
1,487,000	ACE Securities Corp. 2004-HS1 M6, 8.850% 2/25/34	1,475,489
1,500,000	ACE Securities Corp. 2005-HE2 B1, 8.600% 4/25/35 (a)	1,192,500
2,000,000	ACE Securities Corp. 2005-HE6 B1, 8.350% 10/25/35 (a)	1,528,840
1,237,502	Amresco Residential Securities 1999-1 B, 9.350% 11/25/29	1,206,610
2,000,000	Asset Backed Securities Corp. Home Equity 2005-HE4 M12, 7.850% 5/25/35 (a)	1,727,500
2,000,000	Asset Backed Securities Corp. Home Equity 2006-HE4 M9, 7.850% 5/25/36 (a)	1,788,440
2,325,700	Asset Backed Securities Corp. 2002-HE3 M4, 8.350% 10/15/32	2,248,672
1,000,000	Equifirst Mortgage 2005-1 B3, 6.707% 4/25/35 (a)	822,500
1,000,000	First Franklin Mortgage Loan Asset Backed 2004-FFH4 B1, 8.341% 1/25/35 (a)	879,860
2,000,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 6.961% 8/25/35 (a)	1,703,960
3,000,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	2,220,000
2,000,000	Merrill Lynch Mortgage 2005-SL1 B5, 8.850% 6/25/35 (a)	1,670,000
3,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	2,227,500
	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	400,250
1,777,890	Terwin Mortgage Trust 2005-7SL, 6.001% 7/25/35 (a)	1,484,538
2,674,345	Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)	2,112,732
2,000,000	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	1,665,000

		$29,325,605

	Manufactured Housing Loans - 0.1%
1,260,158	Greenpoint Manufactured Housing 2000-1 M2, 8.780% 3/20/30	100,813
3,885,972	UCFC Manufactured Housing 1997-2 B1, Zero Coupon Bond 2/15/18	72,862

		$173,675

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $135,642,513)		$126,170,147

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
CORPORATE BONDS - INVESTMENT GRADE - 2.7% OF NET ASSETS
	Finance - 0.3%
1,000,000	ABN Amro Bank NV/London, 9.873% 11/17/09 (a)	990,000
	Special Purpose Entities - 2.4%
4,000,000	Duane Park I Ltd., 7.500% 6/27/16 (a)	4,000,000
2,000,000	Lincoln Park Referenced Linked Notes 2001-1, 8.796% 7/30/31 (a)	1,780,000
3,000,000	Pyxis Master Trust 2006-7, 10.326% 10/1/37 (a)	3,000,000

		$8,780,000

Total Corporate Bonds - Investment Grade (cost $9,773,097)		$9,770,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 38.7% OF NET ASSETS
	Apparel - 1.0%
3,523,000	Rafaella Apparel Group Inc., 11.250% 6/15/11 (a)	3,593,460
	Appliances - 0.7%
2,544,000	Windmere-Durable, 10.000% 7/31/08	2,544,000
	Automotive - 3.0%
225,000	Ford Motor, 9.980% 2/15/47	196,875
2,250,000	Ford Motor, 7.450% 7/16/31	1,766,250
700,000	General Motors Corp., 8.375% 7/15/33	647,500
2,000,000	Cooper Standard Automotive Inc., 8.375% 12/15/14	1,575,000
1,375,000	Dana Corp., Zero Coupon Bond 3/15/10 in default (c)	1,048,438
2,000,000	Dana Corp., Zero Coupon Bond 1/15/ 15 in default (c)	1,430,000
2,325,000	Dura Operating Corp., Zero Coupon Bond 4/15/12 in default (c)	790,500
3,375,000	Metaldyne Corp., 11.000% 6/15/12	3,459,375

		$10,913,938

	Basic Materials - 2.0%
3,950,000	Edgen Acquisition Corp., 9.875% 2/1/11	4,029,000
1,250,000	FMG Finance Pty Ltd., 10.625% 9/1/16 (a)	1,340,625
2,150,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	1,929,625

		$7,299,250

	Building & Construction - 0.6%
1,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	892,500
1,500,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,350,000

		$2,242,500

	Communications - 1.3%
892,000	CCH I Holdings LLC, 11.000% 10/1/15	915,415
4,324,000	CCH I Holdings LLC, 11.750% 5/15/14	3,902,410

		$4,817,825

	Consulting Services - 0.9%
800,000	MSX International Inc., 11.375% 1/15/08	641,824
2,750,000	MSX International Inc., 11.000% 10/15/07	2,640,000

		$3,281,824

	Electronics - 0.2%
600,000	Stoneridge Inc., 11.500% 5/1/12	618,000
	Energy - 1.8%
325,000	Neptune Marine, 10.920% 9/7/09 (a)	331,500
4,525,000	Paramount Resources Ltd., 8.500% 1/31/13 *	4,491,062
1,500,000	Tristan Oil Ltd., 10.500% 1/1/12 (a)	1,500,000

		$6,322,562

	Entertainment - 0.4%
1,650,000	Six Flags Inc., 9.625% 6/1/14	1,530,375
	Finance - 1.3%
1,000,000	ABN Amro Bank NV/London, 19.223% 11/17/09 (a)	990,000
2,875,000	Advanta Capital Trust I, 8.990% 12/17/26	2,932,500
815,000	Altra Industrial Motion Inc., 9.000% 12/1/11	831,300

		$4,753,800

	Food - 1.0%
1,775,000	Eurofresh Inc., 11.500% 1/15/13 (a)	1,646,313
2,925,000	Merisant Co., 9.500% 7/15/13	1,740,375
350,000	Mrs. Fields Famous Brands LLC, 11.500% 3/15/11	264,250

		$3,650,938

	Garden Products - 0.3%
1,150,000	Ames True Temper, 10.000% 7/15/12	1,058,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investment

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Health Care - 0.6%
1,100,000	Healthsouth Corp., 11.354% 6/15/14 (a)	1,171,500
4,725,000	Insight Health Services Corp., 9.875% 11/1/11	1,110,375

		$2,281,875

	Human Resources - 0.4%
1,500,000	Comforce Operating Inc., 12.000% 12/1/10	1,526,250
	Industrials - 7.0%
2,975,000	Advanced Lighting Technologies Inc., 11.000% 3/31/09	2,960,125
2,600,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	2,600,000
1,600,000	Coleman Cable Inc., 9.875% 10/1/12	1,636,000
3,900,000	Consolidated Container, 10.125% 7/15/09	3,861,000
903,000	Constar International Inc., 11.000% 12/1/12	835,275
2,750,000	Continental Global Group Inc., 9.000% 10/1/08	2,666,070
850,000	Corp Durango SA de CV, 8.500% 12/31/12	836,188
1,669,000	Home Products International Inc., Zero Coupon Bond 5/15/08 in default (c)	667,600
3,050,000	IMAX Corp., 9.625% 12/1/10	2,603,938
1,525,000	Spectrum Brands Inc., 8.500% 10/1/13	1,425,875
1,590,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	1,590,000
1,200,000	Trimas Corp., 9.875% 6/15/12	1,161,000
3,005,000	Wolverine Tube, 7.375% 8/1/08 (a)	2,373,950
670,000	Wolverine Tube, 10.500% 4/1/09	542,700

		$25,759,721

	Investment Companies - 0.3%
1,000,000	Reg Diversified Funding, 10.000% 1/25/36 (a)	1,005,000
	Manufacturing - 4.4%
4,100,000	BGF Industries Inc., 10.250% 1/15/09	3,987,250
3,000,000	Elgin National Industries, 11.000% 11/1/07	2,968,020
3,750,000	GSI Group Inc., 12.000% 5/15/13	4,050,000
3,400,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	2,890,000
2,800,000	Maax Corp., 9.750% 6/15/12	2,184,000

		$16,079,270

	Retail - 1.9%
1,264,000	Lazydays RV Center Inc., 11.750% 5/15/12	1,207,120
279,000	Star Gas Partner LP, 10.250% 2/15/13	291,206
2,125,000	Vitamin Shoppe Industries Inc., 12.874% 11/15/12	2,215,313
3,990,000	Uno Restaurant, 10.000% 2/15/11 (a)	3,311,700

		$7,025,339

	Special Purpose Entities - 6.5%
500,000	Eirles 2 Limited 262, 10.870% 8/3/21	500,000
3,500,000	Eirles 2 Limited 263, 13.370% 8/3/21	3,500,000
1,470,000	Interactive Health LLC, 7.250% 4/1/11 (a)	1,032,675
1,000,000	Ixis ABS 1 Ltd., Zero Coupon Bond 12/12/46	780,000
3,075,000	Milacron Escrow Corp., 11.500% 5/15/11	2,921,250
3,025,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	2,964,500
775,000	PCA Finance Corp., 14.000% 6/1/09 (a)	782,750
1,000,000	Preferred Term Securities II, 10.000% 5/22/33 (a)	583,750
1,000,000	Preferred Term Securities XXI, 10.000% 3/22/38 (a)	943,150
4,000,000	Preferred Term Securities XXII, 9.700% 9/22/36 (a)	3,847,880
2,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	1,942,440
2,000,000	Preferred Term Securities XXIII, 10.000% 12/22/36 (a)	1,904,060
1,000,000	Preferred Term Securities XXIV, 10.000% 3/22/37 (a)	980,000
1,000,000	Pyxis Master Trust 2006-8, 10.326% 10/1/37 (a)	1,000,000

		$23,682,455

	Technology - 0.1%
350,000	Danka Business Systems PLC, 11.000% 6/15/10	357,000
	Telecommunications - 1.7%
375,000	Broadview Networks Holdings Inc., 11.375% 9/1/12 (a)	390,938
1,300,000	Clearwire Corp., 11.000% 8/15/10	1,309,750
625,000	Iridium LLC, Zero Coupon Bond 7/25/05 in default (c)	181,250
3,975,000	Primus Telecommunications GP, 8.000% 1/15/14	2,385,000
2,200,000	Securus Technologies Inc., 11.000% 9/1/11	2,057,000

		$6,323,938

	Tobacco - 0.6%
2,600,000	North Atlantic Trading Co., 9.250% 3/1/12	2,268,500
	Transportation - 0.7%
3,475,000	Sea Containers Ltd., Zero Coupon Bond 10/15/07 in default (c) *	2,584,531

Total Corporate Bonds - Below Investment Grade or Unrated (cost $146,943,412)		$141,520,351

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investment

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 9.4% OF NET ASSETS
	Collateralized Mortgage Obligations - 9.4%
	Countrywide Alternative Loan Trust 2006-0A17 2X, 1.331% 12/20/46 interest-only strips	3,016,530
5,000,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	4,852,000
	Harborview Mortgage Loan Trust 2004-1 X, 1.473% 4/19/34 interest-only strips	239,308
	Harborview Mortgage Loan Trust 2004-8 X, 0.949% 11/19/34 interest-only strips	1,094,186
1,000,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	1,000,000
	Indymac Index Mortage Loan Trust 2005-AR10 AX, 1.884% 6/25/35 interest-only strips	3,754,010
	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 0.610% 12/25/46 interest-only strips	3,844,500
	Mellon Residential 2004-TBC1 X, 0.568% 2/26/34 interest-only strips (a)	465,770
5,000,000	Park Place Securities 2005-WCW2 M10, 7.850% 7/25/35	4,365,000
3,000,000	Park Place Securities 2005-WHQ3 M11, 7.850% 6/25/35	2,602,500
	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.589% 12/25/45 interest-only strips	1,121,033
122,752	Sail Notes 2004-5A B, 6.750% 6/27/34 (a)	123,059
1,256,468	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	1,248,153
1,423,000	Structured Asset Investment Loan Trust 2003-BC1 B2, 9.000% 5/25/32	1,046,336
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR4 PPP, 0.061% 5/25/46 interest-only strips	460,657
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR4 1X1A, 0.410% 5/25/46 interest-only strips	2,541,233
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	827,873
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	1,250,000
	Washington Mutual Alternative Mortgage Pass-Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	405,160

Total Mortgage-Backed Securities - Investment Grade (cost $38,532,335)		$34,257,308

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 14.9% OF NET ASSETS
	Collateralized Mortgage Obligations - 14.9%
2,541,699	Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36	1,143,333
1,985,385	Countrywide Alternative Loan Trust 2006-OA1 B2, 7.350% 3/20/46	1,111,816
2,000,000	Countrywide Alternative Loan Trust 2006-OA11 N3, 12.500% 9/25/46 (a)	2,032,700
2,500,000	First Franklin Mortgage Loan Asset Backed 2004-FFH2 B2, 8.850% 10/25/34 (a)	2,125,000
3,000,000	First Franklin Mortgage Loan Asset Backed 2004-FFH3 B1, 8.850% 6/25/34 (a)	2,640,000
2,000,000	First Franklin Mortgage Loan Asset Backed 2005-FFH3 B4, 7.350% 9/25/35 (a)	1,472,500
4,000,000	GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)	3,425,000
3,000,000	Greenwich Structured ARM Products 2005-3 N2, 2.000% 6/27/35 (a)	1,912,500
6,000,000	Greenwich Structured ARM Products 2005-4 N2, Zero Coupon Bond 7/27/45 (a)	3,540,000
3,000,000	Greenwich Structured ARM Products 2005-6A N3, Zero Coupon Bond 11/27/45 (a)	2,595,000
1,999,872	Harborview Mortgage Loan Trust 2005-15 B10, 7.100% 10/20/45	1,591,778
2,965,653	Harborview Mortgage Loan Trust 2006-4 B11, 7.100% 5/19/47 (a)	1,823,877
4,988,460	Harborview Mortgage Loan Trust 2006-5 B1, 7.100% 7/19/47	2,946,334
1,000,000	Harborview Corp. 2006-8A N3, 8.350% 7/21/36 (a)	952,340
1,000,000	Harborview Corp. 2006-8A N4, 8.350% 7/21/36 (a)	873,750
2,000,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	827,500
1,000,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	942,970
5,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	4,250,000
3,000,000	Meritage Mortgage 2004-2 B1, 8.600% 1/25/35 (a)	2,625,000
1,021,575	Park Place Securities 2005-WCW1 B, 5.000% 9/25/35 (a)	942,403
2,000,000	Park Place Securities 2005-WCW3, 7.850% 8/25/35 (a)	1,585,600
3,000,000	Park Place Securities 2005-WHQ1 M10, 7.850% 3/25/35 (a)	2,640,000
2,000,000	Park Place Securities 2005-WHQ4, 7.850% 9/25/35 (a)	1,400,000
1,000,000	Sharps SP I LLC Trust 2006-AHM3 N3, 12.500% 10/25/46 (a)	1,000,000
2,000,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.600% 4/25/35 (a)	1,560,000
2,000,000	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	842,040
2,000,000	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	1,901,420
1,111,564	Structured Asset Securities Corp. 2004-S3 M9, 6.000% 11/25/34 (a)	1,032,031
1,875,022	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	1,172,263
2,000,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.350% 9/25/35 (a)	1,510,000

Total Mortgage-Backed Securities - Below Investment Grade or Urateded (cost $55,089,658)		$54,417,155

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
1,000,000	Pima County Arizona IDA Health Care, Zero Coupon Bond 11/15/32	530,000

Total Municipal Securities (cost $627,303)		$530,000

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investments

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
COMMON STOCKS - 11.6% OF NET ASSETS
46,500	Alpha Natural Resources, Inc. (c)	661,695
23,462	American Capital Strategies, Ltd.	1,085,352
9,400	Anadarko Petroleum Corporation	409,088
15,700	Aqua America, Inc.	357,646
25,600	Aries Maritime Transport Ltd.	234,752
28,500	AVX Corporation	421,515
14,200	Brookdale Senior Living, Inc.	681,600
28,700	BRT Realty Trust	793,555
50,100	Cascade Microtech, Inc. (c)	656,310
2,500	Caterpillar, Inc.	153,325
11,300	Cemex, S.A. de C.V.	382,844
33,500	Cirrus Logic, Inc. (c)	230,480
39,100	Citizens Communications Company	561,867
13,200	Companhia de Saneamento Basico do Estado de São Paulo	446,952
64,900	Compass Diversified Trust	1,113,035
23,200	Consolidated Communications Illinois Holdings, Inc.	484,880
18,600	Cypress Sharpridge (a)	186,000
16,100	Cytec Industries, Inc.	909,811
6,100	Edison International	277,428
1,800	ENSCO International, Inc.	90,108
21,100	Enterprise Partners Products L.P.	611,478
18,700	FairPoint Communications, Inc.	354,365
30,100	Famous Dave’s of America, Inc. (c)	496,349
47,300	Fording Canadian Coal Trust	981,475
16,200	Helix Energy Solutions Group, Inc. (c)	508,194
51,400	Horizon Offshore, Inc. (c)	837,820
76,100	Infocrossing, Inc. (c)	1,240,430
85,000	InPhonic, Inc. (c)	942,650
91,386	Intermet Corporation (c)	731,088
9,700	Iowa Telecommunications Services, Inc.	191,187
25,650	Kinder Morgan Energy Partners, L.P.	1,228,635
20,800	KKR Financial Corporation	557,232
8,100	L-3 Communications Holdings, Inc.	662,418
49,600	Macquarie Infrastructure Company Trust	1,759,808
9,100	Magellan Midstream Partners, L.P.	351,260
17,300	McDermott International, Inc. (c)	879,878
18,450	MCG Capital Corporation	374,904
24,900	Mittal Steel Company N.V.	1,050,282
26,000	Motorola, Inc.	534,560
61,400	Nam Tai Electronics, Inc.	932,666
63,400	Ness Technologies, Inc. (c)	904,084
42,400	New York Community Bancorp, Inc.	682,640
21,400	NNN Realty Advisors (a)	214,000
71,200	Optimal Group, Inc. (c)	677,824
30,569	Owens Corning	914,013
15,000	Peabody Energy Corporation	606,150
333	Providence Washington Insurance Companies (c)	33
9,900	RARE Hospitality International, Inc. (c)	326,007
26,400	Regal Entertainment Group	562,848
14,300	Resource Capital Corportaion	242,385
6,200	RTI International Metals, Inc. (c)	484,964
28,800	Sanderson Farms, Inc.	872,352
10,300	Sasol Ltd.	380,070
15,510	Ship Finance International Ltd.	368,518
96,712	Star Gas Partners, L.P. (c)	340,426
4,100	Superior Energy Services, Inc. (c)	133,988
71,008	Taiwan Semiconductor Manufacturing Company Ltd.	776,117
102,347	Technology Investment Capital Corporation	1,651,881
2,000	Tenaris S.A. (d)	99,780
4,700	The Dow Chemical Company	187,718
8,100	The First Marblehead Corporation	442,665
14,800	The Home Depot, Inc.	594,368
6,200	The Timken Company	180,916
22,000	Tsakos Energy Navigation Ltd.	1,009,800
24,800	Valero Energy Corporation	1,268,768
6,800	Valero L.P.	379,236

RMK STRATEGIC INCOME FUND, INC.

Portfolio of Investment

December 31, 2006 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
7,500	Washington Mutual, Inc.	341,175
108,800	Windstream Corporation	1,547,136
46,300	Zoltek Companies, Inc. (c)	910,720

Total Common Stocks (cost $40,493,971)		$42,465,504

PREFERRED STOCKS - 3.8% OF NET ASSETS
30,000	Baker Street Funding (a)	2,910,000
10,000	Baker Street Funding 2006-1 (a)	940,000
1,000	Credit Genesis CLO 2005 (a)	990,000
9	Harborview 2006-8	1
1,000	Hewett’s Island II (a)	990,000
67,000	Indymac Indx CI-1 Corp. (a)	1,820,859
1,000	Marquette Park CLO (a)	980,000
2,725	Motient Corporation	2,289,000
20,000	Mountain View Funding (a)	1,760,000
2,000	WEBS CDO 2006-1 PS	1,800,000

Total Preferred Stocks (cost $14,448,420)		$14,479,860

CORPORATE LOANS - 0.7% OF NET ASSETS
2,275,000	Allis-Chalmers, 10.600% 6/18/08	2,246,562
375,000	ICO North America, 7.500% 8/15/09	416,250

Total Corporate Loans (cost $2,622,188)		$2,662,812

EURODOLLAR TIME DEPOSITS - 1.8% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar
	time deposits dated December 31, 2006, 4.05%

	maturing at $6,658,108 on January 2, 2007.	$6,655,113

Total Investments - 136.6% of Net Assets (cost $517,846,374)		$500,035,849

Other Assets and Liabilities, net - (36.6%) of Net Assets		(134,010,912)

Net Assets		$366,024,937

Call Options Written

12/31/2006

Number of Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
20	Tenaris SA/January/50	3,800

	Total Call Options Written (Premiums Received $6,160)	$3,800

(a)	Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(b)	See Note to the Schedule of Investments regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

Note to the Schedule of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price. Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than sixty days for which market quotations are readily available shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of sixty days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity unless such valuation, in the judgment of Morgan Asset Management, Inc., the Adviser, does not represent market value. Investments in open-end registered investment companies, if any, are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates. Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	RMK Strategic Income Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	February 28, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	February 28, 2007